SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------


                        DWS Emerging Markets Equity Fund

The following information revises "The portfolio managers" section of the prospectuses: The following people handle the day-to-day management of the fund.



  Terrence S. Gray, CFA                  Oliver S. Kratz
  Managing Director of Deutsche Asset    Managing Director of Deutsche Asset
  Management and Co-Manager of the       Management and Co-Manager of the fund.
  fund.                                  o   Joined Deutsche Asset Management in
  o   Joined Deutsche Asset                  1996, since then has served as
      Management in 1993 and the fund        portfolio manager for European
      in 2003.                               Equity Fund and Global Emerging
  o   Portfolio manager for Global           Markets analyst for International
      Emerging Markets Fund and other        Equity Fund, after two years of
      international products.                experience at Merrill Lynch, Brown
  o   Previously, head of the Pacific        Brothers Harriman and McKinsey &
      Basin portfolio selection team         Co,; authored Frontier Emerging
      and served as an Asian country         Markets Securities Price Behavior
      and sector analyst before              and Valuation, Kluwers Academic
      joining the Emerging Markets           Publishers, 1999; member of
      team.                                  Budapest Stock Exchange Advisory
  o   BS, Boston College.                    Board.
                                         o   Head of global portfolio selection
                                             team for Alpha Emerging Markets
                                             Equity and co-lead manager for
                                             Global Thematic Equity: New York.
                                         o   Joined the fund in 2002.
                                         o   BA, Tufts University and Karlova
                                             University; MALD and Ph.D., the
                                             Fletcher School, administered
                                             jointly by Harvard University and
                                             Tufts University.




                                                                     [Logo]DWS
                                                                       SCUDDER
 December 21, 2006                                         Deutsche Bank Group

  Andrew Ness
  Director of Deutsche Asset Management
  and Portfolio Manager of the fund.
  o   Joined Deutsche Asset Management
      in 2001 and the fund in 2006.
  o   Portfolio manager for Global
      Alpha Emerging Markets Equity:
      New York.
  o   Previously, seven years of
      experience as investment manager
      at Murray Johnstone Ltd.
  o   BA and MSc, Strathclyde
      University.
















               Please Retain This Supplement for Future Reference





 December 21, 2006